Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 01, 2014
Summary Of Significant Accounting Policies [Line Items]
Increase in surplus note and vehicle note		$ 36.0	$ 50.3	$ 57.1
Interest rate on surplus note					4.00%
Interest expense on surplus note		$ 26.9	$ 25.1	$ 22.9
Lancaster
Summary Of Significant Accounting Policies [Line Items]
Surplus note re issued					$ 513.0
Scenario, Plan
Summary Of Significant Accounting Policies [Line Items]
Impact of new Accounting guidance, AOCI	$ 9.6
Impact of new Accounting guidance, retained earnings	$ (9.6)
Other Assets | Lancaster
Summary Of Significant Accounting Policies [Line Items]
Vehicle Note acquired					$ 513.0